Stable Value Investments (Details) - EBP Plans - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Invesco Stable Value Fund at contract value	$ 36,790,940	$ 40,077,315
Synthetic GICs
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Invesco Stable Value Fund at contract value	$ 35,133,150	39,165,119
Synthetic GICs | Minimum
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Crediting interest rate	0.00%
Mass Mutual
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Invesco Stable Value Fund at contract value	$ 4,687,072	5,221,466
Nationwide Life Insurance
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Invesco Stable Value Fund at contract value	5,978,233	6,664,897
Pacific Life Insurance
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Invesco Stable Value Fund at contract value	6,077,316	6,774,262
Prudential Insurance
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Invesco Stable Value Fund at contract value	5,952,584	6,634,732
Transamerica
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Invesco Stable Value Fund at contract value	6,734,519	7,510,362
Voya
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Invesco Stable Value Fund at contract value	5,703,426	6,359,400
Cash
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Invesco Stable Value Fund at contract value	1,657,790	$ 912,196
Key Guaranteed Portfolio Fund at contract value | Master Trust
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Contract value	$ 2,212,798